CONVERTIBLE DEBT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gain on change in fair value	$ 25
Interest expense	1,465,000	$ 1,316,000	$ 765,000
Convertible Debt [Member]
IfrsStatementLineItems [Line Items]
Interest expense	469
Accounts payable and accrued liabilities	$ 229